Deposits (Details)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CHF	Dec. 31, 2010 CHF	Dec. 31, 2011 Switzerland CHF	Dec. 31, 2010 Switzerland CHF	Dec. 31, 2011 Foreign CHF	Dec. 31, 2010 Foreign CHF
Deposits (CHF million)
Non-interest-bearing demand deposits		15,664,000,000	14,132,000,000	11,446,000,000	11,088,000,000	4,218,000,000	3,044,000,000
Interest-bearing demand deposits		133,029,000,000	118,039,000,000	113,403,000,000	100,414,000,000	19,626,000,000	17,625,000,000
Savings deposits		54,433,000,000	53,269,000,000	54,395,000,000	53,242,000,000	38,000,000	27,000,000
Time deposits		150,422,000,000	139,617,000,000	16,841,000,000	19,036,000,000	133,581,000,000	120,581,000,000
Total deposits		353,548,000,000	325,057,000,000	196,085,000,000	183,780,000,000	157,463,000,000	141,277,000,000
of which due to banks		40,147,000,000	37,493,000,000
of which customer deposits		313,401,000,000	287,564,000,000
Concentration risk, time deposits in Swiss franc equivalent amounts of USD 100,000		149,985,000,000	139,150,000,000
Threshold for considering concentration of time deposits (in dollars)	100,000
Overdrawn deposits not included in total deposits, reclassified as loans		51,000,000	48,000,000